Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 26, 2011	Mar. 27, 2010
Consolidated Statements of Operations [Abstract]
Net sales	$ 302,317	$ 270,948	$ 255,057
Cost of sales	169,087	154,640	150,405
Gross profit	133,230	116,308	104,652
Selling, general and administrative expenses	118,075	107,444	106,453
Depreciation and amortization	4,713	5,267	5,192
Impairment of long-lived assets			1,353
Total operating expenses	122,788	112,711	112,998
Operating income (loss)	10,442	3,597	(8,346)
Interest and other financing costs	10,200	11,319	11,127
Income (loss) before income taxes	242	(7,722)	(19,473)
Income tax expense (benefit)	23	24	(2)
Net income (loss)	$ 219	$ (7,746)	$ (19,471)
Weighted average common shares outstanding
Basic	11,392	11,390	11,390
Diluted	11,438	11,390	11,390
Net income (loss) per share
Basic	$ 0.02	$ (0.68)	$ (1.71)
Diluted	$ 0.02	$ (0.68)	$ (1.71)